Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Line Items]
Contract assets	kr 2,983	kr 4,123	kr 4,575
Contract assets [member]
Trade And Other Receivables [Line Items]
Contract assets	kr 0	kr 15